INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards	$ 10,201	$ 9,131
Deferred Tax Assets, Tax Credit Carryforwards	1,128	891
Deferred Tax Asset, Interest Carryforward	25	0
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	597	716
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	127	106
Deferred Tax Assets, Goodwill and Intangible Assets	180	176
Deferred Tax Assets, Other	187	164
Deferred Tax Assets, Gross, Total	12,445	11,184
Deferred Tax Assets, Valuation Allowance	(12,445)	(11,184)
Deferred Tax Assets, Net of Valuation Allowance, Total	$ 0	$ 0